Financial Instruments - Disclosure of Foreign Currency Sensitivity Analysis - (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
US Dollar to Pesos [member]
Disclosure foreign currency sensitivity analysis [line items]
Loss for the year	$ 271,648
Decrease in net equity	271,648
Guarani to Pesos [member]
Disclosure foreign currency sensitivity analysis [line items]
Decrease in net equity	$ 283,931